Related Party Transactions: (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Rent paid	$ 229	$ 231
Stock based compensation expense	$ 79	512
Tranche One [Member]
IfrsStatementLineItems [Line Items]
Option granted	700,000
Vested option	200,000
Stock based compensation expense	$ 257	$ 456
Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Vested option	300,000
Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Option granted	900,000
Vested option	300,000